Accounts payable for business combination - Vasta Platform (Successor) (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of maturity of accounts payable for business combination
2020		R$ 1,772
2021	R$ 17,132	1,030
2022	13,811	3,090
2023	17,112	5,049
Total non-current liabilities	30,923	9,169
Total	R$ 48,055	R$ 10,941	R$ 10,708
Schedule of percentage of maturity installment for accounts payable for business combination
2020 (%)		162.00%
2021 (%)	357.00%	94.00%
2022 (%)	287.00%	282.00%
2023 (%)	356.00%	462.00%
Total non-current liabilities (%)	643.00%	838.00%
Total (%)	1000.00%	1000.00%
Vasta Platform (Successor)
Schedule of maturity of accounts payable for business combination
2020		R$ 1,772
2021		1,030
2022		3,090
2023		5,049
Total non-current liabilities		9,169	10,062
Total		R$ 10,941	R$ 10,708	R$ 10,589
Schedule of percentage of maturity installment for accounts payable for business combination
2020 (%)		16.20%
2021 (%)		9.40%
2022 (%)		28.20%
2023 (%)		46.20%
Total non-current liabilities (%)		83.80%
Total (%)		100.00%